Cover	Nov. 19, 2024
Cover [Abstract]
Entity Registrant Name	INTEGRATED VENTURES, INC.
Entity Central Index Key	0001520118
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 19, 2024
Entity File Number	000-55681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1725385
Entity Address Address Line 1	412 East Madison Street
Entity Address Address Line 2	Suite 1122
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33602
City Area Code	215
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	613-9898